Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-3.90%
Activision Blizzard, Inc.(b)	1,025,177	$95,095,419
Alphabet, Inc., Class A(b)	362,687	48,135,819
Alphabet, Inc., Class C(b)	311,294	41,436,344
AT&T, Inc.	5,164,899	74,994,333
Charter Communications, Inc., Class A(b)(c)	251,580	101,937,700
Comcast Corp., Class A(c)	2,048,585	92,718,957
Electronic Arts, Inc.	654,397	89,227,031
Fox Corp., Class A(c)	1,663,513	55,644,510
Fox Corp., Class B	846,789	26,597,642
Interpublic Group of Cos., Inc. (The)(c)	2,079,262	71,173,138
Live Nation Entertainment, Inc.(b)(c)	977,899	85,810,637
Match Group, Inc.(b)(c)	1,982,927	92,225,935
Meta Platforms, Inc., Class A(b)	311,311	99,183,685
Netflix, Inc.(b)	196,606	86,304,136
News Corp., Class A	3,271,021	64,831,636
News Corp., Class B(c)	1,006,763	20,246,004
Omnicom Group, Inc.	873,502	73,915,739
Paramount Global, Class B(c)	5,119,254	82,061,642
Take-Two Interactive Software, Inc.(b)	616,357	94,265,640
T-Mobile US, Inc.(b)	627,205	86,410,033
Verizon Communications, Inc.	2,324,770	79,228,162
Walt Disney Co. (The)(b)	894,688	79,528,816
Warner Bros Discovery, Inc.(b)	5,953,830	77,816,558
		1,718,789,516
Consumer Discretionary-10.85%
Advance Auto Parts, Inc.	1,294,244	96,278,811
Amazon.com, Inc.(b)	669,006	89,432,722
Aptiv PLC(b)	842,705	92,267,770
AutoZone, Inc.(b)	34,664	86,026,342
Bath & Body Works, Inc.(c)	1,949,453	72,246,728
Best Buy Co., Inc.	1,093,591	90,822,732
Booking Holdings, Inc.(b)	31,573	93,797,068
BorgWarner, Inc.(c)	2,104,226	97,846,509
Caesars Entertainment, Inc.(b)	1,700,311	100,352,355
CarMax, Inc.(b)(c)	1,046,663	86,464,830
Carnival Corp.(b)(c)	6,295,047	118,598,685
Chipotle Mexican Grill, Inc.(b)	39,910	78,314,595
D.R. Horton, Inc.	721,345	91,625,242
Darden Restaurants, Inc.(c)	509,428	86,052,578
Domino’s Pizza, Inc.	277,555	110,117,171
eBay, Inc.	1,798,188	80,037,348
Etsy, Inc.(b)(c)	904,224	91,914,370
Expedia Group, Inc.(b)	745,149	91,303,107
Ford Motor Co.	5,995,203	79,196,632
Garmin Ltd.	780,604	82,658,158
General Motors Co.	2,274,951	87,289,870
Genuine Parts Co.	530,452	82,601,985
Hasbro, Inc.	1,366,805	88,240,931
Hilton Worldwide Holdings, Inc.	583,357	90,706,180
Home Depot, Inc. (The)	278,136	92,852,922
Las Vegas Sands Corp.(b)	1,407,389	84,175,936
Lennar Corp., Class A	720,302	91,355,903
LKQ Corp.	1,516,473	83,087,556
Lowe’s Cos., Inc.	394,661	92,457,232
Marriott International, Inc., Class A(c)	459,711	92,774,277
McDonald’s Corp.	286,994	84,146,641
MGM Resorts International(c)	1,993,747	101,222,535
Mohawk Industries, Inc.(b)(c)	862,917	91,762,594
Newell Brands, Inc.(c)	9,716,748	108,438,908
NIKE, Inc., Class B	777,164	85,791,134
	Shares	Value
Consumer Discretionary-(continued)
Norwegian Cruise Line Holdings Ltd.(b)(c)	4,797,396	$105,878,530
NVR, Inc.(b)(c)	13,584	85,666,681
O’Reilly Automotive, Inc., Class R(b)	90,664	83,935,825
Pool Corp.(c)	252,955	97,321,907
PulteGroup, Inc.	1,143,921	96,535,493
Ralph Lauren Corp.(c)	703,592	92,402,737
Ross Stores, Inc.	797,734	91,452,226
Royal Caribbean Cruises Ltd.(b)(c)	904,396	98,678,647
Starbucks Corp.	842,928	85,616,197
Tapestry, Inc.	1,931,096	83,326,792
Tesla, Inc.(b)	337,769	90,329,564
TJX Cos., Inc. (The)	1,036,720	89,707,382
Tractor Supply Co.(c)	379,984	85,112,616
Ulta Beauty, Inc.(b)	195,158	86,806,278
VF Corp.(c)	4,310,594	85,392,867
Whirlpool Corp.(c)	581,256	83,851,991
Wynn Resorts Ltd.(c)	805,051	87,734,458
Yum! Brands, Inc.	618,717	85,178,769
		4,787,187,317
Consumer Staples-7.13%
Altria Group, Inc.	1,822,319	82,769,729
Archer-Daniels-Midland Co.	1,136,387	96,547,440
Brown-Forman Corp., Class B	1,280,849	90,427,939
Bunge Ltd.(c)	880,537	95,687,956
Campbell Soup Co.(c)	1,790,050	82,020,091
Church & Dwight Co., Inc.	876,639	83,868,053
Clorox Co. (The)	528,035	79,986,742
Coca-Cola Co. (The)	1,363,273	84,427,497
Colgate-Palmolive Co.	1,085,965	82,815,691
Conagra Brands, Inc.	2,396,222	78,620,044
Constellation Brands, Inc., Class A	341,149	93,065,447
Costco Wholesale Corp.	160,827	90,170,874
Dollar General Corp.	538,761	90,975,182
Dollar Tree, Inc.(b)(c)	625,510	96,534,958
Estee Lauder Cos., Inc. (The), Class A	467,408	84,133,440
General Mills, Inc.	1,000,659	74,789,254
Hershey Co. (The)	322,629	74,627,314
Hormel Foods Corp.(c)	2,016,984	82,454,306
JM Smucker Co. (The)	537,178	80,925,866
Kellogg Co.(c)	1,226,652	82,050,752
Keurig Dr Pepper, Inc.	2,630,393	89,459,666
Kimberly-Clark Corp.	614,912	79,385,139
Kraft Heinz Co. (The)	2,232,744	80,780,678
Kroger Co. (The)	1,786,013	86,871,672
Lamb Weston Holdings, Inc.	723,604	74,987,083
McCormick & Co., Inc.	909,153	81,351,010
Molson Coors Beverage Co., Class B	1,241,628	86,628,386
Mondelez International, Inc., Class A	1,130,576	83,809,599
Monster Beverage Corp.(b)	1,441,078	82,847,574
PepsiCo, Inc.	452,392	84,805,404
Philip Morris International, Inc.	889,036	88,654,670
Procter & Gamble Co. (The)	563,215	88,030,505
Sysco Corp.	1,136,387	86,717,692
Target Corp.	649,701	88,664,695
Tyson Foods, Inc., Class A	1,634,389	91,068,155
Walgreens Boots Alliance, Inc.(c)	2,622,289	78,590,001
Walmart, Inc.	538,639	86,106,831
		3,145,657,335
Energy-4.83%
APA Corp.	2,467,901	99,925,312
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Energy-(continued)
Baker Hughes Co., Class A	2,744,389	$98,221,682
Chevron Corp.	517,911	84,761,314
ConocoPhillips	793,734	93,438,366
Coterra Energy, Inc.	3,354,689	92,388,135
Devon Energy Corp.	1,652,279	89,223,066
Diamondback Energy, Inc.(c)	623,418	91,841,940
EOG Resources, Inc.	709,256	93,997,698
EQT Corp.(c)	2,137,344	90,153,170
Exxon Mobil Corp.	767,536	82,310,561
Halliburton Co.(c)	2,546,358	99,511,671
Hess Corp.	603,365	91,548,571
Kinder Morgan, Inc.	4,839,159	85,701,506
Marathon Oil Corp.	3,499,572	91,933,756
Marathon Petroleum Corp.	730,654	97,191,595
Occidental Petroleum Corp.(c)	1,389,963	87,748,364
ONEOK, Inc.	1,375,832	92,235,777
Phillips 66	833,256	92,949,707
Pioneer Natural Resources Co.	401,876	90,691,357
Schlumberger N.V.	1,734,168	101,171,361
Targa Resources Corp.	1,164,236	95,455,710
Valero Energy Corp.	728,533	93,915,189
Williams Cos., Inc. (The)(c)	2,710,827	93,387,990
		2,129,703,798
Financials-14.43%
Aflac, Inc.(c)	1,194,943	86,442,177
Allstate Corp. (The)	736,591	82,999,074
American Express Co.	480,432	81,135,356
American International Group, Inc.	1,449,205	87,358,077
Ameriprise Financial, Inc.	262,540	91,482,063
Aon PLC, Class A	262,578	83,631,093
Arch Capital Group Ltd.(b)(c)	1,151,676	89,473,708
Arthur J. Gallagher & Co.(c)	398,381	85,572,239
Assurant, Inc.	656,298	88,278,644
Bank of America Corp.	2,815,817	90,106,144
Bank of New York Mellon Corp. (The)	1,854,203	84,106,648
Berkshire Hathaway, Inc., Class B(b)(c)	247,157	86,989,378
BlackRock, Inc.	120,284	88,871,833
Brown & Brown, Inc.	1,286,232	90,615,044
Capital One Financial Corp.	739,284	86,511,014
Cboe Global Markets, Inc.	595,636	83,198,436
Charles Schwab Corp. (The)	1,499,706	99,130,567
Chubb Ltd.	430,575	88,013,836
Cincinnati Financial Corp.	806,974	86,814,263
Citigroup, Inc.	1,706,418	81,327,882
Citizens Financial Group, Inc.	2,907,286	93,789,046
CME Group, Inc., Class A	447,107	88,956,409
Comerica, Inc.	1,959,143	105,715,356
Discover Financial Services(c)	720,631	76,062,602
Everest Group Ltd.	238,819	86,096,638
FactSet Research Systems, Inc.(c)	207,240	90,157,690
Fidelity National Information Services, Inc.(c)	1,507,796	91,040,723
Fifth Third Bancorp	3,118,145	90,738,020
Fiserv, Inc.(b)	706,253	89,136,191
FleetCor Technologies, Inc.(b)(c)	343,919	85,604,878
Franklin Resources, Inc.(c)	3,125,906	91,401,491
Global Payments, Inc.	823,632	90,805,428
Globe Life, Inc.	764,204	85,720,763
Goldman Sachs Group, Inc. (The)	245,821	87,480,319
Hartford Financial Services Group, Inc. (The)	1,157,012	83,166,023
Huntington Bancshares, Inc.	7,524,574	92,100,786
	Shares	Value
Financials-(continued)
Intercontinental Exchange, Inc.	748,211	$85,894,623
Invesco Ltd.(d)	5,104,591	85,757,129
Jack Henry & Associates, Inc.(c)	523,083	87,653,018
JPMorgan Chase & Co.	590,453	93,267,956
KeyCorp	7,716,023	94,984,243
Lincoln National Corp.(c)	3,566,362	100,000,791
Loews Corp.	1,389,556	87,055,683
M&T Bank Corp.	650,012	90,910,678
MarketAxess Holdings, Inc.	297,733	80,155,678
Marsh & McLennan Cos., Inc.	461,415	86,939,814
Mastercard, Inc., Class A	223,795	88,237,893
MetLife, Inc.	1,530,745	96,391,013
Moody’s Corp.	247,036	87,141,949
Morgan Stanley	961,262	88,013,149
MSCI, Inc.	174,302	95,531,440
Nasdaq, Inc.	1,424,789	71,937,597
Northern Trust Corp.	1,102,452	88,328,454
PayPal Holdings, Inc.(b)	1,299,491	98,527,408
PNC Financial Services Group, Inc. (The)	637,573	87,277,368
Principal Financial Group, Inc.(c)	1,156,029	92,332,036
Progressive Corp. (The)	629,118	79,256,286
Prudential Financial, Inc.	973,772	93,959,260
Raymond James Financial, Inc.(c)	860,329	94,696,413
Regions Financial Corp.(c)	4,462,735	90,905,912
S&P Global, Inc.	216,338	85,347,504
State Street Corp.	1,114,351	80,723,586
Synchrony Financial	2,446,349	84,496,894
T. Rowe Price Group, Inc.(c)	718,824	88,602,246
Travelers Cos., Inc. (The)	471,085	81,313,982
Truist Financial Corp.	2,526,595	83,933,486
U.S. Bancorp(c)	2,507,494	99,497,362
Visa, Inc., Class A(c)	368,810	87,677,201
W.R. Berkley Corp.	1,442,389	88,980,977
Wells Fargo & Co.	1,957,125	90,340,890
Willis Towers Watson PLC	365,776	77,299,442
Zions Bancorporation N.A.(c)	2,670,366	102,141,500
		6,365,540,700
Health Care-12.73%
Abbott Laboratories	808,735	90,036,468
AbbVie, Inc.	596,571	89,235,090
Agilent Technologies, Inc.	711,700	86,663,709
Align Technology, Inc.(b)	271,933	102,760,761
AmerisourceBergen Corp.(c)	461,482	86,250,986
Amgen, Inc.	377,156	88,311,077
Baxter International, Inc.	1,963,598	88,813,538
Becton, Dickinson and Co.	329,220	91,727,276
Biogen, Inc.(b)	266,802	72,087,232
Bio-Rad Laboratories, Inc., Class A(b)	228,190	92,499,098
Bio-Techne Corp.	1,051,061	87,658,487
Boston Scientific Corp.(b)	1,605,431	83,241,597
Bristol-Myers Squibb Co.	1,272,957	79,165,196
Cardinal Health, Inc.	948,370	86,747,404
Catalent, Inc.(b)(c)	2,124,913	103,100,779
Centene Corp.(b)	1,194,493	81,333,028
Charles River Laboratories International, Inc.(b)(c)	418,214	87,632,562
Cigna Group (The)	310,366	91,589,007
Cooper Cos., Inc. (The)	237,773	93,031,064
CVS Health Corp.	1,147,106	85,677,347
Danaher Corp.	350,659	89,439,085
DaVita, Inc.(b)	846,524	86,336,983

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Health Care-(continued)
DENTSPLY SIRONA, Inc.	2,143,728	$89,007,587
DexCom, Inc.(b)(c)	661,706	82,422,099
Edwards Lifesciences Corp.(b)	978,404	80,297,616
Elevance Health, Inc.	175,587	82,812,097
Eli Lilly and Co.	184,092	83,679,019
GE HealthCare Technologies, Inc.	1,070,551	83,502,978
Gilead Sciences, Inc.	1,054,680	80,303,335
HCA Healthcare, Inc.	304,516	83,075,010
Henry Schein, Inc.(b)	1,102,069	86,832,017
Hologic, Inc.(b)	1,058,919	84,099,347
Humana, Inc.	161,889	73,955,752
IDEXX Laboratories, Inc.(b)	182,224	101,085,120
Illumina, Inc.(b)(c)	411,462	79,062,423
Incyte Corp.(b)	1,348,575	85,931,199
Insulet Corp.(b)(c)	291,642	80,711,923
Intuitive Surgical, Inc.(b)	263,658	85,530,655
IQVIA Holdings, Inc.(b)(c)	398,850	89,246,676
Johnson & Johnson	514,674	86,223,335
Laboratory Corp. of America Holdings	446,521	95,524,238
McKesson Corp.	208,854	84,042,850
Medtronic PLC	985,815	86,515,124
Merck & Co., Inc.	743,804	79,326,697
Mettler-Toledo International, Inc.(b)	63,649	80,036,708
Moderna, Inc.(b)	670,412	78,880,676
Molina Healthcare, Inc.(b)	290,460	88,442,165
Organon & Co.(c)	4,155,794	91,344,352
Pfizer, Inc.	2,113,694	76,219,806
Quest Diagnostics, Inc.(c)	614,580	83,097,362
Regeneron Pharmaceuticals, Inc.(b)	110,849	82,239,982
ResMed, Inc.	387,596	86,181,971
Revvity, Inc.	741,594	91,178,982
STERIS PLC(c)	398,198	89,813,559
Stryker Corp.	294,106	83,352,581
Teleflex, Inc.(c)	346,831	87,113,542
Thermo Fisher Scientific, Inc.	160,587	88,107,663
UnitedHealth Group, Inc.	167,455	84,794,188
Universal Health Services, Inc., Class B	603,404	83,849,020
Vertex Pharmaceuticals, Inc.(b)	247,911	87,348,962
Viatris, Inc.	8,783,400	92,489,202
Waters Corp.(b)(c)	332,039	91,712,492
West Pharmaceutical Services, Inc.	236,515	87,046,981
Zimmer Biomet Holdings, Inc.	604,830	83,557,264
Zoetis, Inc.	506,232	95,217,177
		5,618,549,506
Industrials-15.34%
3M Co.	824,991	91,986,497
A.O. Smith Corp.	1,197,657	86,985,828
Alaska Air Group, Inc.(b)(c)	1,692,111	82,287,358
Allegion PLC(c)	732,677	85,620,634
American Airlines Group, Inc.(b)(c)	5,293,139	88,660,078
AMETEK, Inc.	547,344	86,808,758
Automatic Data Processing, Inc.	383,030	94,707,998
Axon Enterprise, Inc.(b)	423,526	78,746,189
Boeing Co. (The)(b)	379,867	90,731,233
Broadridge Financial Solutions, Inc.	536,361	90,065,739
C.H. Robinson Worldwide, Inc.(c)	917,418	91,906,935
Carrier Global Corp.(c)	1,819,525	108,352,714
Caterpillar, Inc.	351,005	93,075,996
Ceridian HCM Holding, Inc.(b)(c)	1,300,379	92,079,837
Cintas Corp.	171,434	86,066,725
Copart, Inc.(b)	962,030	85,033,832
CSX Corp.	2,548,412	84,913,088
	Shares	Value
Industrials-(continued)
Cummins, Inc.	364,475	$95,055,080
Deere & Co.	218,860	94,022,256
Delta Air Lines, Inc.	2,099,103	97,104,505
Dover Corp.	585,847	85,516,087
Eaton Corp. PLC	440,333	90,409,172
Emerson Electric Co.	977,289	89,275,350
Equifax, Inc.(c)	368,409	75,184,909
Expeditors International of Washington, Inc.(c)	714,272	90,926,826
Fastenal Co.	1,505,168	88,217,897
FedEx Corp.	368,524	99,483,054
Fortive Corp.(c)	1,207,528	94,609,819
Generac Holdings, Inc.(b)(c)	706,516	108,591,509
General Dynamics Corp.	389,585	87,103,414
General Electric Co.(c)	774,367	88,463,686
Honeywell International, Inc.	417,830	81,113,338
Howmet Aerospace, Inc.	1,793,770	91,733,398
Huntington Ingalls Industries, Inc.(c)	382,846	87,928,241
IDEX Corp.	398,398	89,962,252
Illinois Tool Works, Inc.	346,260	91,177,183
Ingersoll Rand, Inc.(c)	1,318,175	86,037,282
J.B. Hunt Transport Services, Inc.	484,548	98,818,719
Jacobs Solutions, Inc.	709,362	88,961,088
Johnson Controls International PLC	1,299,136	90,354,909
L3Harris Technologies, Inc.	437,702	82,940,152
Leidos Holdings, Inc.	994,264	92,993,512
Lockheed Martin Corp.	178,013	79,459,663
Masco Corp.	1,528,530	92,751,200
Nordson Corp.(c)	354,986	89,318,028
Norfolk Southern Corp.	381,443	89,101,270
Northrop Grumman Corp.	181,113	80,595,285
Old Dominion Freight Line, Inc.(c)	268,804	112,760,590
Otis Worldwide Corp.	962,809	87,577,107
PACCAR, Inc.	1,073,811	92,487,341
Parker-Hannifin Corp.	230,916	94,677,869
Paychex, Inc.	738,135	92,613,798
Paycom Software, Inc.	271,762	100,214,955
Pentair PLC	1,393,020	96,814,890
Quanta Services, Inc.(c)	451,362	91,003,606
Republic Services, Inc.	574,318	86,785,193
Robert Half, Inc.(c)	1,133,946	84,082,096
Rockwell Automation, Inc.	269,309	90,565,924
Rollins, Inc.	2,019,987	82,476,069
RTX Corp.	829,027	72,896,344
Snap-on, Inc.(c)	308,657	84,090,513
Southwest Airlines Co.(c)	2,689,390	91,869,562
Stanley Black & Decker, Inc.	973,272	96,616,711
Textron, Inc.	1,260,915	98,061,360
Trane Technologies PLC	468,065	93,350,884
TransDigm Group, Inc.	104,442	93,968,556
Union Pacific Corp.(c)	414,419	96,153,496
United Airlines Holdings, Inc.(b)	1,632,981	88,687,198
United Parcel Service, Inc., Class B	483,437	90,465,566
United Rentals, Inc.	211,344	98,207,330
Verisk Analytics, Inc.	374,936	85,837,848
W.W. Grainger, Inc.	116,809	86,262,278
Wabtec Corp.	831,136	98,439,748
Waste Management, Inc.	507,337	83,096,727
Xylem, Inc.(c)	749,694	84,527,999
		6,769,830,081
Information Technology-13.04%
Accenture PLC, Class A(c)	266,823	84,409,456

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Adobe, Inc.(b)	181,144	$98,935,418
Advanced Micro Devices, Inc.(b)	659,035	75,393,604
Akamai Technologies, Inc.(b)	889,955	84,100,748
Amphenol Corp., Class A	1,053,392	93,025,048
Analog Devices, Inc.	452,155	90,218,487
ANSYS, Inc.(b)	253,554	86,740,823
Apple, Inc.	455,405	89,464,312
Applied Materials, Inc.	604,405	91,621,754
Arista Networks, Inc.(b)	507,770	78,750,049
Autodesk, Inc.(b)	409,657	86,843,187
Broadcom, Inc.	103,930	93,396,694
Cadence Design Systems, Inc.(b)	360,800	84,430,808
CDW Corp.	483,560	90,459,569
Cisco Systems, Inc.	1,658,345	86,300,274
Cognizant Technology Solutions Corp., Class A	1,329,394	87,779,886
Corning, Inc.	2,512,911	85,288,199
DXC Technology Co.(b)	3,155,626	87,253,059
Enphase Energy, Inc.(b)(c)	473,608	71,907,903
EPAM Systems, Inc.(b)	391,084	92,612,602
F5, Inc.(b)	562,483	89,007,310
Fair Isaac Corp.(b)	107,362	89,966,135
First Solar, Inc.(b)	428,919	88,957,801
Fortinet, Inc.(b)	1,213,340	94,300,785
Gartner, Inc.(b)	238,829	84,447,546
Gen Digital, Inc.(c)	4,622,892	89,915,249
Hewlett Packard Enterprise Co.	5,217,858	90,686,372
HP, Inc.	2,764,838	90,769,632
Intel Corp.	2,628,206	94,010,929
International Business Machines Corp.	607,590	87,602,326
Intuit, Inc.	192,055	98,274,543
Juniper Networks, Inc.	2,730,072	75,896,002
Keysight Technologies, Inc.(b)	510,358	82,208,467
KLA Corp.	177,036	90,987,652
Lam Research Corp.	136,710	98,224,768
Microchip Technology, Inc.(c)	1,028,623	96,628,845
Micron Technology, Inc.	1,258,571	89,849,384
Microsoft Corp.	252,706	84,889,000
Monolithic Power Systems, Inc.	165,073	92,356,693
Motorola Solutions, Inc.	296,254	84,915,284
NetApp, Inc.	1,180,282	92,073,799
NVIDIA Corp.	212,000	99,065,480
NXP Semiconductors N.V. (China)	446,773	99,621,444
ON Semiconductor Corp.(b)	923,881	99,548,178
Oracle Corp.	748,863	87,789,209
Palo Alto Networks, Inc.(b)(c)	373,840	93,445,046
PTC, Inc.(b)	595,114	86,773,572
Qorvo, Inc.(b)	836,307	92,010,496
QUALCOMM, Inc.	690,724	91,292,991
Roper Technologies, Inc.	181,921	89,696,149
Salesforce, Inc.(b)	383,230	86,230,582
Seagate Technology Holdings PLC(c)	1,351,461	85,817,774
ServiceNow, Inc.(b)	153,822	89,678,226
Skyworks Solutions, Inc.	789,780	90,327,139
SolarEdge Technologies, Inc.(b)	292,400	70,602,904
Synopsys, Inc.(b)	189,324	85,536,583
TE Connectivity Ltd.	645,256	92,587,783
Teledyne Technologies, Inc.(b)	210,020	80,758,991
Teradyne, Inc.(c)	786,325	88,807,546
Texas Instruments, Inc.	483,191	86,974,380
Trimble, Inc.(b)	1,645,409	88,523,004
Tyler Technologies, Inc.(b)(c)	211,572	83,915,802
	Shares	Value
Information Technology-(continued)
VeriSign, Inc.(b)	372,560	$78,591,532
Western Digital Corp.(b)	2,072,456	88,203,727
Zebra Technologies Corp., Class A(b)(c)	301,766	92,931,857
		5,753,630,797
Materials-5.92%
Air Products and Chemicals, Inc.	295,746	90,300,126
Albemarle Corp.(c)	373,250	79,233,510
Amcor PLC	8,231,952	84,459,828
Avery Dennison Corp.(c)	507,770	93,434,758
Ball Corp.(c)	1,567,080	91,971,925
Celanese Corp.(c)	723,549	90,725,809
CF Industries Holdings, Inc.	1,213,959	99,641,755
Corteva, Inc.	1,459,010	82,331,934
Dow, Inc.	1,592,924	89,952,418
DuPont de Nemours, Inc.	1,184,523	91,954,521
Eastman Chemical Co.	1,024,072	87,640,082
Ecolab, Inc.	465,303	85,215,591
FMC Corp.	778,635	74,928,046
Freeport-McMoRan, Inc.	2,173,528	97,048,025
International Flavors & Fragrances, Inc.(c)	1,053,275	89,117,598
International Paper Co.	2,599,953	93,754,305
Linde PLC	228,338	89,204,807
LyondellBasell Industries N.V., Class A	923,881	91,334,876
Martin Marietta Materials, Inc.	193,720	86,488,231
Mosaic Co. (The)	2,347,295	95,675,744
Newmont Corp.(c)	1,988,320	85,338,694
Nucor Corp.	566,601	97,506,366
Packaging Corp. of America(c)	629,536	96,539,346
PPG Industries, Inc.	591,048	85,051,807
Sealed Air Corp.	2,133,981	97,352,213
Sherwin-Williams Co. (The)	342,194	94,616,641
Steel Dynamics, Inc.(c)	829,898	88,450,529
Vulcan Materials Co.	398,766	87,927,903
WestRock Co.	2,783,998	92,679,293
		2,609,876,681
Real Estate-6.02%
Alexandria Real Estate Equities, Inc.	683,353	85,883,805
American Tower Corp.	440,419	83,816,140
AvalonBay Communities, Inc.(c)	438,260	82,677,749
Boston Properties, Inc.(c)	1,521,203	101,357,756
Camden Property Trust	729,369	79,566,864
CBRE Group, Inc., Class A(b)	1,045,168	87,072,946
CoStar Group, Inc.(b)(c)	1,027,842	86,307,893
Crown Castle, Inc.	721,621	78,144,338
Digital Realty Trust, Inc.(c)	791,356	98,618,785
Equinix, Inc.	111,214	90,074,443
Equity Residential	1,246,181	82,173,175
Essex Property Trust, Inc.(c)	352,033	85,737,637
Extra Space Storage, Inc.	570,173	79,579,046
Federal Realty Investment Trust(c)	856,752	86,977,463
Healthpeak Properties, Inc.	3,983,312	86,955,701
Host Hotels & Resorts, Inc.	4,647,025	85,505,260
Invitation Homes, Inc.	2,401,788	85,263,474
Iron Mountain, Inc.(c)	1,471,130	90,327,382
Kimco Realty Corp.	4,247,125	86,046,752
Mid-America Apartment Communities, Inc.(c)	535,065	80,077,828
Prologis, Inc.	679,832	84,809,042
Public Storage(c)	286,941	80,845,627
Realty Income Corp.	1,351,076	82,375,104

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Real Estate-(continued)
Regency Centers Corp.(c)	1,360,541	$89,156,252
SBA Communications Corp., Class A	368,010	80,575,789
Simon Property Group, Inc.	743,863	92,685,330
UDR, Inc.(c)	1,936,609	79,168,576
Ventas, Inc.	1,801,367	87,402,327
VICI Properties, Inc.	2,552,749	80,360,538
Welltower, Inc.(c)	1,017,277	83,569,306
Weyerhaeuser Co.	2,776,274	94,559,892
		2,657,672,220
Utilities-5.75%
AES Corp. (The)	4,101,700	88,719,771
Alliant Energy Corp.	1,546,815	83,125,838
Ameren Corp.	989,607	84,779,632
American Electric Power Co., Inc.	986,325	83,581,181
American Water Works Co., Inc.	562,882	82,985,693
Atmos Energy Corp.	703,592	85,634,182
CenterPoint Energy, Inc.	2,846,588	85,653,833
CMS Energy Corp.	1,358,985	82,993,214
Consolidated Edison, Inc.	881,599	83,628,481
Constellation Energy Corp.(c)	883,239	85,365,049
Dominion Energy, Inc.(c)	1,550,359	83,021,724
DTE Energy Co.	739,629	84,539,595
Duke Energy Corp.	901,826	84,428,950
Edison International	1,217,845	87,636,126
Entergy Corp.	814,121	83,610,227
Evergy, Inc.	1,388,339	83,258,690
Eversource Energy(c)	1,170,553	84,666,099
Exelon Corp.	2,055,240	86,032,346
FirstEnergy Corp.	2,134,461	84,076,419
NextEra Energy, Inc.	1,112,261	81,528,731
NiSource, Inc.	3,042,538	84,704,258
NRG Energy, Inc.	2,418,295	91,871,027
PG&E Corp.(b)	4,880,242	85,941,062
Pinnacle West Capital Corp.	1,020,661	84,531,144
PPL Corp.	3,072,878	84,596,331
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	1,329,023	$83,887,932
Sempra	559,447	83,368,792
Southern Co. (The)	1,157,857	83,759,375
WEC Energy Group, Inc.	915,645	82,279,860
Xcel Energy, Inc.	1,300,201	81,561,609
		2,535,767,171
Total Common Stocks & Other Equity Interests (Cost $42,249,475,535)		44,092,205,122
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,070,507)	1,070,507	1,070,507
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $42,250,546,042)		44,093,275,629
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.28%
Invesco Private Government Fund, 5.24%(d)(e)(f)	525,031,808	525,031,808
Invesco Private Prime Fund, 5.38%(d)(e)(f)	1,364,130,231	1,364,130,231
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,889,064,304)		1,889,162,039
TOTAL INVESTMENTS IN SECURITIES-104.22% (Cost $44,139,610,346)		45,982,437,668
OTHER ASSETS LESS LIABILITIES-(4.22)%		(1,863,367,294)
NET ASSETS-100.00%		$44,119,070,374

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Ltd.	$67,912,073	$27,959,808	$(8,945,735)	$(1,603,690)	$434,673	$85,757,129	$786,034
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	138,394,469	(137,323,962)	-	-	1,070,507	53,407
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$539,713,330	$1,114,240,818	$(1,128,922,340)	$-	$-	$525,031,808	$6,156,549*
Invesco Private Prime Fund	1,380,240,578	2,413,274,348	(2,429,431,363)	107,214	(60,546)	1,364,130,231	16,594,145*
Total	$1,987,865,981	$3,693,869,443	$(3,704,623,400)	$(1,496,476)	$374,127	$1,975,989,675	$23,590,135

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (RSPC)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Diversified Telecommunication Services-11.86%
AT&T, Inc.	154,762	$2,247,144
Iridium Communications, Inc.	39,097	2,054,547
Verizon Communications, Inc.	69,594	2,371,764
		6,673,455
Entertainment-32.35%
Activision Blizzard, Inc.(b)	30,709	2,848,567
Electronic Arts, Inc.	19,595	2,671,778
Live Nation Entertainment, Inc.(b)	29,342	2,574,760
Netflix, Inc.(b)	5,879	2,580,705
Take-Two Interactive Software, Inc.(b)	18,425	2,817,919
Walt Disney Co. (The)(b)	26,849	2,386,608
Warner Bros Discovery, Inc.(b)	178,356	2,331,113
		18,211,450
Interactive Media & Services-14.93%
Alphabet, Inc., Class A(b)	10,825	1,436,694
Alphabet, Inc., Class C(b)	9,312	1,239,520
Match Group, Inc.(b)	59,359	2,760,787
Meta Platforms, Inc., Class A(b)	9,313	2,967,122
		8,404,123
Media-36.28%
Charter Communications, Inc., Class A(b)	7,509	3,042,572
Comcast Corp., Class A	61,355	2,776,927
Fox Corp., Class A	49,881	1,668,519
Fox Corp., Class B	25,330	795,615
Interpublic Group of Cos., Inc. (The)(c)	62,295	2,132,358
News Corp., Class A(c)	97,975	1,941,865
	Shares	Value
Media-(continued)
News Corp., Class B(c)	30,201	$607,342
Nexstar Media Group, Inc., Class A	14,914	2,784,742
Omnicom Group, Inc.	26,123	2,210,528
Paramount Global, Class B(c)	153,328	2,457,848
		20,418,316
Wireless Telecommunication Services-4.60%
T-Mobile US, Inc.(b)	18,798	2,589,801
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $58,341,819)		56,297,145
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.45%
Invesco Private Government Fund, 5.24%(d)(e)(f)	1,646,313	1,646,313
Invesco Private Prime Fund, 5.38%(d)(e)(f)	4,233,649	4,233,649
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,879,962)		5,879,962
TOTAL INVESTMENTS IN SECURITIES-110.47% (Cost $64,221,781)		62,177,107
OTHER ASSETS LESS LIABILITIES-(10.47)%		(5,891,851)
NET ASSETS-100.00%		$56,285,256
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$213,835	$(213,835)	$-	$-	$-	$403
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,241,707	8,613,833	(11,209,227)	-	-	1,646,313	33,488*
Invesco Private Prime Fund	10,907,518	20,119,658	(26,792,791)	163	(899)	4,233,649	87,221*
Total	$15,149,225	$28,947,326	$(38,215,853)	$163	$(899)	$5,879,962	$121,112

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Automobile Components-3.96%
Aptiv PLC(b)	93,515	$10,238,957
BorgWarner, Inc.(c)	233,852	10,874,118
		21,113,075
Automobiles-5.35%
Ford Motor Co.	666,925	8,810,079
General Motors Co.	252,926	9,704,771
Tesla, Inc.(b)	37,492	10,026,485
		28,541,335
Broadline Retail-5.45%
Amazon.com, Inc.(b)	74,244	9,924,938
eBay, Inc.	200,035	8,903,558
Etsy, Inc.(b)	100,437	10,209,421
		29,037,917
Distributors-5.48%
Genuine Parts Co.	58,807	9,157,426
LKQ Corp.	168,757	9,246,196
Pool Corp.(c)	28,067	10,798,498
		29,202,120
Hotels, Restaurants & Leisure-33.28%
Booking Holdings, Inc.(b)	3,512	10,433,450
Caesars Entertainment, Inc.(b)	188,938	11,151,121
Carnival Corp.(b)(c)	699,921	13,186,512
Chipotle Mexican Grill, Inc.(b)	4,490	8,810,637
Darden Restaurants, Inc.(c)	56,594	9,559,858
Domino’s Pizza, Inc.	30,736	12,194,201
Expedia Group, Inc.(b)	82,945	10,163,251
Hilton Worldwide Holdings, Inc.	64,746	10,067,355
Las Vegas Sands Corp.(b)	156,696	9,371,988
Marriott International, Inc., Class A	51,191	10,330,856
McDonald’s Corp.	31,949	9,367,447
MGM Resorts International	221,718	11,256,623
Norwegian Cruise Line Holdings Ltd.(b)(c)	533,697	11,778,693
Royal Caribbean Cruises Ltd.(b)(c)	100,459	10,961,081
Starbucks Corp.	93,543	9,501,162
Wynn Resorts Ltd.	89,656	9,770,711
Yum! Brands, Inc.	68,675	9,454,487
		177,359,433
Household Durables-15.36%
D.R. Horton, Inc.	80,376	10,209,359
Garmin Ltd.	86,993	9,211,689
Lennar Corp., Class A	80,245	10,177,473
Mohawk Industries, Inc.(b)	96,105	10,219,806
Newell Brands, Inc.	1,080,607	12,059,574
NVR, Inc.(b)	1,573	9,920,030
PulteGroup, Inc.	127,287	10,741,750
Whirlpool Corp.(c)	64,487	9,302,895
		81,842,576
	Shares	Value
Leisure Products-1.84%
Hasbro, Inc.	151,989	$9,812,410
Specialty Retail-21.99%
Advance Auto Parts, Inc.	144,124	10,721,384
AutoZone, Inc.(b)	3,874	9,614,183
Bath & Body Works, Inc.	216,991	8,041,687
Best Buy Co., Inc.	121,794	10,114,992
CarMax, Inc.(b)(c)	116,275	9,605,478
Home Depot, Inc. (The)	30,808	10,284,943
Lowe’s Cos., Inc.	43,809	10,263,134
O’Reilly Automotive, Inc., Class R(b)	10,103	9,353,256
Ross Stores, Inc.	88,715	10,170,288
TJX Cos., Inc. (The)	115,470	9,991,619
Tractor Supply Co.(c)	42,187	9,449,466
Ulta Beauty, Inc.(b)	21,630	9,621,024
		117,231,454
Textiles, Apparel & Luxury Goods-7.24%
NIKE, Inc., Class B	86,560	9,555,358
Ralph Lauren Corp.	78,102	10,257,136
Tapestry, Inc.	214,654	9,262,320
VF Corp.	479,516	9,499,212
		38,574,026
Total Common Stocks & Other Equity Interests (Cost $538,767,253)		532,714,346

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $116,133)	116,133	116,133
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $538,883,386)		532,830,479
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.19%
Invesco Private Government Fund, 5.24%(d)(e)(f)	16,697,803	16,697,803
Invesco Private Prime Fund, 5.38%(d)(e)(f)	42,937,208	42,937,208
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $59,634,218)		59,635,011
TOTAL INVESTMENTS IN SECURITIES-111.16% (Cost $598,517,604)		592,465,490
OTHER ASSETS LESS LIABILITIES-(11.16)%		(59,465,336)
NET ASSETS-100.00%		$533,000,154
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RSPD)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,262	$2,197,720	$(2,239,849)	$-	$-	$116,133	$1,955
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,981,695	75,580,936	(75,864,828)	-	-	16,697,803	260,985*
Invesco Private Prime Fund	43,667,216	132,256,536	(132,987,260)	5,347	(4,631)	42,937,208	685,835*
Total	$60,807,173	$210,035,192	$(211,091,937)	$5,347	$(4,631)	$59,751,144	$948,775

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Beverages-19.44%
Brown-Forman Corp., Class B	300,137	$21,189,672
Coca-Cola Co. (The)	319,270	19,772,391
Constellation Brands, Inc., Class A	79,919	21,801,903
Keurig Dr Pepper, Inc.	616,590	20,970,226
Molson Coors Beverage Co., Class B	290,506	20,268,604
Monster Beverage Corp.(b)	337,224	19,387,008
PepsiCo, Inc.	105,882	19,848,640
		143,238,444
Consumer Staples Distribution & Retail-22.36%
Costco Wholesale Corp.	37,331	20,930,372
Dollar General Corp.	126,142	21,300,338
Dollar Tree, Inc.(b)	146,500	22,609,345
Kroger Co. (The)	417,767	20,320,187
Sysco Corp.(c)	266,178	20,312,043
Target Corp.	152,038	20,748,626
Walgreens Boots Alliance, Inc.(c)	614,420	18,414,167
Walmart, Inc.	126,135	20,163,941
		164,799,019
Food Products-36.85%
Archer-Daniels-Midland Co.	266,139	22,611,169
Bunge Ltd.(c)	206,195	22,407,211
Campbell Soup Co.	419,179	19,206,782
Conagra Brands, Inc.	560,986	18,405,951
General Mills, Inc.	234,600	17,534,004
Hershey Co. (The)	75,478	17,458,816
Hormel Foods Corp.	471,904	19,291,436
JM Smucker Co. (The)(c)	125,603	18,922,092
Kellogg Co.	287,407	19,224,654
Kraft Heinz Co. (The)	523,004	18,922,285
Lamb Weston Holdings, Inc.	169,932	17,610,053
McCormick & Co., Inc.	212,698	19,032,217
Mondelez International, Inc., Class A	264,577	19,613,093
Tyson Foods, Inc., Class A	383,213	21,352,628
		271,592,391
Household Products-13.14%
Church & Dwight Co., Inc.	205,162	19,627,848
Clorox Co. (The)(c)	123,120	18,650,218
	Shares	Value
Household Products-(continued)
Colgate-Palmolive Co.	254,622	$19,417,474
Kimberly-Clark Corp.	143,575	18,535,532
Procter & Gamble Co. (The)	131,747	20,592,056
		96,823,128
Personal Care Products-2.67%
Estee Lauder Cos., Inc. (The), Class A	109,380	19,688,400
Tobacco-5.45%
Altria Group, Inc.	426,890	19,389,344
Philip Morris International, Inc.	208,343	20,775,964
		40,165,308
Total Common Stocks & Other Equity Interests (Cost $746,321,916)		736,306,690

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $170,009)	170,009	170,009
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $746,491,925)		736,476,699
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.47%
Invesco Private Government Fund, 5.24%(d)(e)(f)	7,149,999	7,149,999
Invesco Private Prime Fund, 5.38%(d)(e)(f)	18,385,712	18,385,712
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $25,534,466)		25,535,711
TOTAL INVESTMENTS IN SECURITIES-103.40% (Cost $772,026,391)		762,012,410
OTHER ASSETS LESS LIABILITIES-(3.40)%		(25,064,101)
NET ASSETS-100.00%		$736,948,309
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$194,993	$6,031,416	$(6,056,400)	$-	$-	$170,009	$2,222
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RSPS)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$10,342,558	$45,070,427	$(48,262,986)	$-	$-	$7,149,999	$74,065*
Invesco Private Prime Fund	26,595,150	105,378,831	(113,590,644)	1,245	1,130	18,385,712	196,198*
Total	$37,132,701	$156,480,674	$(167,910,030)	$1,245	$1,130	$25,705,720	$272,485

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RSPG)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Energy Equipment & Services-14.03%
Baker Hughes Co., Class A	702,521	$25,143,227
Halliburton Co.	651,891	25,475,900
Schlumberger N.V.	443,560	25,877,290
		76,496,417
Oil, Gas & Consumable Fuels-85.89%
APA Corp.	631,024	25,550,162
Chevron Corp.	132,706	21,718,664
ConocoPhillips	202,920	23,887,742
Coterra Energy, Inc.	857,954	23,628,053
Devon Energy Corp.	422,754	22,828,716
Diamondback Energy, Inc.	159,358	23,476,621
EOG Resources, Inc.	181,336	24,032,460
EQT Corp.(b)	546,852	23,066,217
Exxon Mobil Corp.	196,323	21,053,679
Hess Corp.	154,565	23,452,147
Kinder Morgan, Inc.	1,237,972	21,924,484
Marathon Oil Corp.	895,121	23,514,829
Marathon Petroleum Corp.	186,539	24,813,418
Occidental Petroleum Corp.	355,409	22,436,970
ONEOK, Inc.	352,305	23,618,527
Phillips 66	213,442	23,809,455
Pioneer Natural Resources Co.	102,936	23,229,567
Targa Resources Corp.	297,736	24,411,375
Valero Energy Corp.	185,939	23,969,397
Williams Cos., Inc. (The)	693,673	23,897,035
		468,319,518
Total Common Stocks & Other Equity Interests (Cost $468,538,081)		544,815,935
	Shares	Value

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $254,859)	254,859	$254,859
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $468,792,940)		545,070,794
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.13%
Invesco Private Government Fund, 5.24%(c)(d)(e)	6,313,090	6,313,090
Invesco Private Prime Fund, 5.38%(c)(d)(e)	16,233,659	16,233,659
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,545,329)		22,546,749
TOTAL INVESTMENTS IN SECURITIES-104.10% (Cost $491,338,269)		567,617,543
OTHER ASSETS LESS LIABILITIES-(4.10)%		(22,340,888)
NET ASSETS-100.00%		$545,276,655

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$269,112	$3,256,022	$(3,270,275)	$-	$-	$254,859	$1,211
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,524,900	38,530,016	(34,741,826)	-	-	6,313,090	70,966*
Invesco Private Prime Fund	6,644,893	91,138,728	(81,550,308)	1,420	(1,074)	16,233,659	190,346*
Total	$9,438,905	$132,924,766	$(119,562,409)	$1,420	$(1,074)	$22,801,608	$262,523

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RSPF)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Banks-21.77%
Bank of America Corp.	124,791	$3,993,312
Citigroup, Inc.	75,625	3,604,287
Citizens Financial Group, Inc.	128,882	4,157,733
Comerica, Inc.	86,784	4,682,865
Fifth Third Bancorp	138,307	4,024,734
Huntington Bancshares, Inc.	333,579	4,083,007
JPMorgan Chase & Co.	25,905	4,091,954
KeyCorp	342,026	4,210,340
M&T Bank Corp.	28,759	4,022,234
PNC Financial Services Group, Inc. (The)	28,317	3,876,314
Regions Financial Corp.	197,755	4,028,269
Truist Financial Corp.	111,949	3,718,946
U.S. Bancorp	111,141	4,410,075
Wells Fargo & Co.	86,719	4,002,949
Zions Bancorporation N.A.(b)	118,344	4,526,658
		61,433,677
Capital Markets-28.82%
Ameriprise Financial, Inc.	11,638	4,055,261
Bank of New York Mellon Corp. (The)	82,199	3,728,547
BlackRock, Inc.	5,352	3,954,325
Cboe Global Markets, Inc.	26,385	3,685,457
Charles Schwab Corp. (The)	66,422	4,390,494
CME Group, Inc., Class A	19,769	3,933,240
FactSet Research Systems, Inc.	9,175	3,991,492
Franklin Resources, Inc.(b)	138,536	4,050,793
Goldman Sachs Group, Inc. (The)	10,912	3,883,254
Intercontinental Exchange, Inc.	33,223	3,814,000
Invesco Ltd.(c)	226,311	3,802,025
MarketAxess Holdings, Inc.	13,206	3,555,319
Moody’s Corp.	10,889	3,841,095
Morgan Stanley	42,362	3,878,665
MSCI, Inc.	7,703	4,221,860
Nasdaq, Inc.	63,159	3,188,898
Northern Trust Corp.	48,823	3,911,699
Raymond James Financial, Inc.	38,163	4,200,601
S&P Global, Inc.	9,530	3,759,680
State Street Corp.	49,439	3,581,361
T. Rowe Price Group, Inc.	31,892	3,931,008
		81,359,074
Consumer Finance-5.15%
American Express Co.	21,275	3,592,922
Capital One Financial Corp.	32,773	3,835,097
Discover Financial Services	31,993	3,376,861
Synchrony Financial	108,434	3,745,310
		14,550,190
Financial Services-12.64%
Berkshire Hathaway, Inc., Class B(d)	10,896	3,834,956
Fidelity National Information Services, Inc.	66,826	4,034,954
Fiserv, Inc.(d)	31,283	3,948,227
FleetCor Technologies, Inc.(d)	15,283	3,804,092
Global Payments, Inc.	36,514	4,025,669
Jack Henry & Associates, Inc.(b)	23,119	3,874,051
Mastercard, Inc., Class A	9,898	3,902,583
PayPal Holdings, Inc.(d)	57,534	4,362,228
Visa, Inc., Class A(b)	16,313	3,878,089
		35,664,849
	Shares	Value
Insurance-31.53%
Aflac, Inc.(b)	52,971	$3,831,922
Allstate Corp. (The)	32,625	3,676,185
American International Group, Inc.	64,216	3,870,940
Aon PLC, Class A	11,639	3,707,021
Arch Capital Group Ltd.(d)	51,117	3,971,280
Arthur J. Gallagher & Co.	17,662	3,793,798
Assurant, Inc.	29,107	3,915,183
Brown & Brown, Inc.	57,052	4,019,313
Chubb Ltd.	19,105	3,905,253
Cincinnati Financial Corp.	35,842	3,855,882
Everest Group Ltd.	10,616	3,827,174
Globe Life, Inc.	33,858	3,797,852
Hartford Financial Services Group, Inc. (The)	51,211	3,681,047
Lincoln National Corp.	158,138	4,434,189
Loews Corp.	61,547	3,855,920
Marsh & McLennan Cos., Inc.	20,472	3,857,334
MetLife, Inc.	67,801	4,269,429
Principal Financial Group, Inc.	51,157	4,085,910
Progressive Corp. (The)	27,899	3,514,716
Prudential Financial, Inc.	43,220	4,170,298
Travelers Cos., Inc. (The)	20,810	3,592,014
W.R. Berkley Corp.	63,883	3,940,942
Willis Towers Watson PLC	16,196	3,422,701
		88,996,303
Total Common Stocks & Other Equity Interests (Cost $295,413,348)		282,004,093

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(e) (Cost $65,622)	65,622	65,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $295,478,970)		282,069,715
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.50%
Invesco Private Government Fund, 5.24%(c)(e)(f)	1,971,597	1,971,597
Invesco Private Prime Fund, 5.38%(c)(e)(f)	5,069,820	5,069,820
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,041,417)		7,041,417
TOTAL INVESTMENTS IN SECURITIES-102.43% (Cost $302,520,387)		289,111,132
OTHER ASSETS LESS LIABILITIES-(2.43)%		(6,863,498)
NET ASSETS-100.00%		$282,247,634
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RSPF)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Invesco Ltd.	$4,495,323	$66,212	$(666,498)	$(43,976)	$(49,036)	$3,802,025	$52,398
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	149,370	899,049	(982,797)	-	-	65,622	997
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,782,109	22,858,948	(24,669,460)	-	-	1,971,597	53,244*
Invesco Private Prime Fund	9,725,423	44,338,571	(48,993,639)	-	(535)	5,069,820	139,662*
Total	$18,152,225	$68,162,780	$(75,312,394)	$(43,976)	$(49,571)	$10,909,064	$246,301

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Non-income producing security.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RSPH)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-11.80%
AbbVie, Inc.	107,791	$16,123,378
Amgen, Inc.	68,084	15,941,869
Biogen, Inc.(b)	48,221	13,028,832
Gilead Sciences, Inc.	190,658	14,516,700
Incyte Corp.(b)	244,012	15,548,445
Moderna, Inc.(b)	120,843	14,218,387
Regeneron Pharmaceuticals, Inc.(b)	19,952	14,802,588
Vertex Pharmaceuticals, Inc.(b)	44,589	15,710,488
		119,890,687
Health Care Equipment & Supplies-31.22%
Abbott Laboratories	146,994	16,364,842
Align Technology, Inc.(b)	49,097	18,553,265
Baxter International, Inc.	356,125	16,107,534
Becton, Dickinson and Co.	59,436	16,560,058
Boston Scientific Corp.(b)	290,463	15,060,507
Cooper Cos., Inc. (The)	43,032	16,836,700
DENTSPLY SIRONA, Inc.	387,669	16,096,017
DexCom, Inc.(b)	119,792	14,921,292
Edwards Lifesciences Corp.(b)	177,750	14,587,943
GE HealthCare Technologies, Inc.	193,181	15,068,118
Hologic, Inc.(b)	191,536	15,211,789
IDEXX Laboratories, Inc.(b)	33,039	18,327,725
Insulet Corp.(b)	52,619	14,562,308
Intuitive Surgical, Inc.(b)	47,633	15,452,145
Medtronic PLC	177,882	15,610,924
ResMed, Inc.	69,757	15,510,469
STERIS PLC	72,217	16,288,544
Stryker Corp.	53,079	15,043,119
Teleflex, Inc.(c)	62,836	15,782,518
Zimmer Biomet Holdings, Inc.	109,911	15,184,205
		317,130,022
Health Care Providers & Services-24.27%
AmerisourceBergen Corp.	83,587	15,622,410
Cardinal Health, Inc.	171,660	15,701,740
Centene Corp.(b)	215,867	14,698,384
Cigna Group (The)	56,025	16,532,977
CVS Health Corp.	207,555	15,502,283
DaVita, Inc.(b)	152,804	15,584,480
Elevance Health, Inc.	31,801	14,998,306
HCA Healthcare, Inc.	55,000	15,004,550
Henry Schein, Inc.(b)	198,966	15,676,531
Humana, Inc.	29,018	13,256,293
Laboratory Corp. of America Holdings	80,807	17,287,042
McKesson Corp.	37,819	15,218,366
Molina Healthcare, Inc.(b)	52,565	16,005,517
Quest Diagnostics, Inc.	110,704	14,968,288
UnitedHealth Group, Inc.	30,175	15,279,715
Universal Health Services, Inc., Class B	109,215	15,176,516
		246,513,398
	Shares	Value
Life Sciences Tools & Services-18.69%
Agilent Technologies, Inc.	128,635	$15,663,884
Bio-Rad Laboratories, Inc., Class A(b)	41,400	16,781,904
Bio-Techne Corp.	189,906	15,838,161
Charles River Laboratories International, Inc.(b)	75,344	15,787,582
Danaher Corp.	63,283	16,140,962
Illumina, Inc.(b)(c)	74,276	14,272,133
IQVIA Holdings, Inc.(b)	72,358	16,190,826
Mettler-Toledo International, Inc.(b)	11,572	14,551,443
Revvity, Inc.	134,082	16,485,382
Thermo Fisher Scientific, Inc.	28,842	15,824,452
Waters Corp.(b)	59,754	16,504,652
West Pharmaceutical Services, Inc.	42,779	15,744,383
		189,785,764
Pharmaceuticals-14.02%
Bristol-Myers Squibb Co.	229,852	14,294,496
Catalent, Inc.(b)(c)	385,074	18,683,790
Eli Lilly and Co.	33,405	15,184,243
Johnson & Johnson	93,429	15,652,160
Merck & Co., Inc.	134,537	14,348,371
Organon & Co.	751,099	16,509,156
Pfizer, Inc.	382,204	13,782,276
Viatris, Inc.	1,593,606	16,780,671
Zoetis, Inc.	91,328	17,177,884
		142,413,047
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $873,875,405)		1,015,732,918
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.33%
Invesco Private Government Fund, 5.24%(d)(e)(f)	940,926	940,926
Invesco Private Prime Fund, 5.38%(d)(e)(f)	2,419,525	2,419,525
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,360,260)		3,360,451
TOTAL INVESTMENTS IN SECURITIES-100.33% (Cost $877,235,665)		1,019,093,369
OTHER ASSETS LESS LIABILITIES-(0.33)%		(3,315,382)
NET ASSETS-100.00%		$1,015,777,987
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RSPH)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$924	$2,818,758	$(2,819,682)	$-	$-	$-	$3,850
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,963,050	69,268,190	(81,290,314)	-	-	940,926	104,405*
Invesco Private Prime Fund	26,010,926	141,400,112	(164,988,659)	191	(3,045)	2,419,525	265,563*
Total	$38,974,900	$213,487,060	$(249,098,655)	$191	$(3,045)	$3,360,451	$373,818

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RSPN)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-13.92%
Axon Enterprise, Inc.(b)	34,900	$6,488,957
Boeing Co. (The)(b)	31,265	7,467,645
General Dynamics Corp.	32,033	7,161,938
Howmet Aerospace, Inc.	148,027	7,570,101
Huntington Ingalls Industries, Inc.	31,592	7,255,735
L3Harris Technologies, Inc.	36,054	6,831,873
Lockheed Martin Corp.	14,695	6,559,407
Northrop Grumman Corp.	14,957	6,655,865
RTX Corp.	68,445	6,018,369
Textron, Inc.	104,160	8,100,523
TransDigm Group, Inc.	8,485	7,634,124
		77,744,537
Air Freight & Logistics-5.51%
C.H. Robinson Worldwide, Inc.	75,793	7,592,943
Expeditors International of Washington, Inc.	58,962	7,505,862
FedEx Corp.	30,402	8,207,020
United Parcel Service, Inc., Class B	39,899	7,466,300
		30,772,125
Building Products-8.23%
A.O. Smith Corp.	98,857	7,179,984
Allegion PLC(c)	60,349	7,052,384
Carrier Global Corp.(c)	150,142	8,940,956
Johnson Controls International PLC	107,071	7,446,788
Masco Corp.	126,058	7,649,199
Trane Technologies PLC	38,597	7,697,786
		45,967,097
Commercial Services & Supplies-6.26%
Cintas Corp.	14,172	7,114,911
Copart, Inc.(b)	79,350	7,013,747
Republic Services, Inc.	47,477	7,174,249
Rollins, Inc.	166,678	6,805,463
Waste Management, Inc.	41,790	6,844,784
		34,953,154
Construction & Engineering-1.34%
Quanta Services, Inc.	37,210	7,502,280
Electrical Equipment-6.89%
AMETEK, Inc.	45,258	7,177,919
Eaton Corp. PLC	36,294	7,451,884
Emerson Electric Co.	80,789	7,380,075
Generac Holdings, Inc.(b)	58,247	8,952,564
Rockwell Automation, Inc.	22,284	7,493,886
		38,456,328
Ground Transportation-7.12%
CSX Corp.	210,496	7,013,727
J.B. Hunt Transport Services, Inc.	39,994	8,156,376
Norfolk Southern Corp.	31,478	7,352,946
Old Dominion Freight Line, Inc.	22,222	9,321,907
Union Pacific Corp.	34,085	7,908,402
		39,753,358
Industrial Conglomerates-3.86%
3M Co.	68,066	7,589,359
General Electric Co.	63,977	7,308,733
Honeywell International, Inc.	34,378	6,673,801
		21,571,893
Machinery-22.95%
Caterpillar, Inc.	28,957	7,678,528
Cummins, Inc.	30,039	7,834,171
	Shares	Value
Machinery-(continued)
Deere & Co.	17,922	$7,699,291
Dover Corp.	48,181	7,032,981
Fortive Corp.	99,792	7,818,703
IDEX Corp.	32,887	7,426,213
Illinois Tool Works, Inc.	28,603	7,531,742
Ingersoll Rand, Inc.	108,889	7,107,185
Nordson Corp.	29,298	7,371,670
Otis Worldwide Corp.	79,416	7,223,679
PACCAR, Inc.	88,496	7,622,160
Parker-Hannifin Corp.	19,087	7,825,861
Pentair PLC	114,922	7,987,079
Snap-on, Inc.	25,407	6,921,883
Stanley Black & Decker, Inc.	80,380	7,979,323
Wabtec Corp.	68,691	8,135,762
Xylem, Inc.	62,020	6,992,755
		128,188,986
Passenger Airlines-6.63%
Alaska Air Group, Inc.(b)	139,789	6,797,939
American Airlines Group, Inc.(b)	436,792	7,316,266
Delta Air Lines, Inc.	173,132	8,009,086
Southwest Airlines Co.	222,117	7,587,517
United Airlines Holdings, Inc.(b)	134,873	7,324,953
		37,035,761
Professional Services-13.24%
Automatic Data Processing, Inc.	31,621	7,818,609
Broadridge Financial Solutions, Inc.	44,202	7,422,400
Ceridian HCM Holding, Inc.(b)(c)	107,177	7,589,203
Equifax, Inc.	30,393	6,202,604
Jacobs Solutions, Inc.	58,508	7,337,488
Leidos Holdings, Inc.	82,053	7,674,417
Paychex, Inc.	60,898	7,640,872
Paycom Software, Inc.	22,336	8,236,623
Robert Half, Inc.(c)	93,515	6,934,137
Verisk Analytics, Inc.	30,985	7,093,706
		73,950,059
Trading Companies & Distributors-4.03%
Fastenal Co.	124,165	7,277,311
United Rentals, Inc.	17,483	8,124,000
W.W. Grainger, Inc.	9,614	7,099,843
		22,501,154
Total Common Stocks & Other Equity Interests (Cost $503,515,071)		558,396,732

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $29,564)	29,564	29,564
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $503,544,635)		558,426,296
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.72%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,694,552	2,694,552
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RSPN)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,928,849	$6,928,849
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,623,401)		9,623,401
TOTAL INVESTMENTS IN SECURITIES-101.71% (Cost $513,168,036)		568,049,697
OTHER ASSETS LESS LIABILITIES-(1.71)%		(9,548,646)
NET ASSETS-100.00%		$558,501,051
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,394,424	$(1,364,860)	$-	$-	$29,564	$766
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,724,792	42,705,169	(45,735,409)	-	-	2,694,552	69,442*
Invesco Private Prime Fund	14,720,894	94,962,815	(102,754,188)	-	(672)	6,928,849	188,583*
Total	$20,445,686	$139,062,408	$(149,854,457)	$-	$(672)	$9,652,965	$258,791

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RSPM)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Chemicals-54.26%
Air Products and Chemicals, Inc.	36,821	$11,242,556
Albemarle Corp.	46,531	9,877,601
Celanese Corp.	90,311	11,324,096
CF Industries Holdings, Inc.	150,959	12,390,715
Corteva, Inc.	181,805	10,259,256
Dow, Inc.	198,327	11,199,526
DuPont de Nemours, Inc.	147,282	11,433,502
Eastman Chemical Co.	127,503	10,911,707
Ecolab, Inc.	57,826	10,590,254
FMC Corp.	97,133	9,347,108
International Flavors & Fragrances, Inc.(b)	131,150	11,096,601
Linde PLC	28,437	11,109,483
LyondellBasell Industries N.V., Class A	115,257	11,394,307
Mosaic Co. (The)	292,499	11,922,259
PPG Industries, Inc.	73,464	10,571,469
Sherwin-Williams Co. (The)	42,610	11,781,665
		176,452,105
Construction Materials-6.66%
Martin Marietta Materials, Inc.	24,016	10,722,183
Vulcan Materials Co.	49,654	10,948,707
		21,670,890
Containers & Packaging-24.89%
Amcor PLC	1,025,074	10,517,259
Avery Dennison Corp.(b)	63,138	11,618,023
Ball Corp.(b)	195,150	11,453,354
International Paper Co.	323,889	11,679,437
Packaging Corp. of America	78,450	12,030,308
Sealed Air Corp.	265,686	12,120,595
WestRock Co.	346,547	11,536,550
		80,955,526
Metals & Mining-14.11%
Freeport-McMoRan, Inc.	270,815	12,091,890
	Shares	Value
Metals & Mining-(continued)
Newmont Corp.(b)	247,490	$10,622,271
Nucor Corp.	70,491	12,130,796
Steel Dynamics, Inc.	103,419	11,022,397
		45,867,354
Total Common Stocks & Other Equity Interests (Cost $353,053,725)		324,945,875

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $96,647)	96,647	96,647
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $353,150,372)		325,042,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.04%
Invesco Private Government Fund, 5.24%(c)(d)(e)	3,673,867	3,673,867
Invesco Private Prime Fund, 5.38%(c)(d)(e)	9,447,096	9,447,096
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,120,963)		13,120,963
TOTAL INVESTMENTS IN SECURITIES-103.99% (Cost $366,271,335)		338,163,485
OTHER ASSETS LESS LIABILITIES-(3.99)%		(12,966,564)
NET ASSETS-100.00%		$325,196,921
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,850,850	$(1,754,203)	$-	$-	$96,647	$1,412
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,243,583	28,915,807	(28,485,523)	-	-	3,673,867	36,757*
Invesco Private Prime Fund	8,340,653	71,152,246	(70,048,276)	684	1,789	9,447,096	99,060*
Total	$11,584,236	$101,918,903	$(100,288,002)	$684	$1,789	$13,217,610	$137,229

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Materials ETF (RSPM)—(continued)
July 31, 2023
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Health Care REITs-9.71%
Healthpeak Properties, Inc.	149,309	$3,259,415
Ventas, Inc.	67,713	3,285,435
Welltower, Inc.	38,175	3,136,076
		9,680,926
Hotel & Resort REITs-3.22%
Host Hotels & Resorts, Inc.	174,236	3,205,942
Industrial REITs-3.19%
Prologis, Inc.	25,465	3,176,759
Office REITs-7.06%
Alexandria Real Estate Equities, Inc.	25,671	3,226,331
Boston Properties, Inc.(b)	57,210	3,811,903
		7,038,234
Real Estate Management & Development-6.52%
CBRE Group, Inc., Class A(c)	39,134	3,260,254
CoStar Group, Inc.(c)	38,632	3,243,929
		6,504,183
Residential REITs-21.60%
AvalonBay Communities, Inc.	16,405	3,094,803
Camden Property Trust	27,280	2,975,975
Equity Residential	46,679	3,078,013
Essex Property Trust, Inc.	13,217	3,219,001
Invitation Homes, Inc.	90,091	3,198,231
Mid-America Apartment Communities, Inc.	20,067	3,003,227
UDR, Inc.	72,602	2,967,970
		21,537,220
Retail REITs-16.46%
Federal Realty Investment Trust(b)	32,198	3,268,741
Kimco Realty Corp.	159,564	3,232,767
Realty Income Corp.	50,718	3,092,276
Regency Centers Corp.	50,969	3,339,998
Simon Property Group, Inc.	27,906	3,477,088
		16,410,870
Specialized REITs-32.24%
American Tower Corp.	16,493	3,138,783
	Shares	Value
Specialized REITs-(continued)
Crown Castle, Inc.	27,108	$2,935,525
Digital Realty Trust, Inc.	29,696	3,700,715
Equinix, Inc.	4,165	3,373,317
Extra Space Storage, Inc.	21,379	2,983,867
Iron Mountain, Inc.(b)	55,211	3,389,955
Public Storage	10,769	3,034,166
SBA Communications Corp., Class A	13,820	3,025,889
VICI Properties, Inc.	95,641	3,010,779
Weyerhaeuser Co.	104,368	3,554,774
		32,147,770
Total Common Stocks & Other Equity Interests (Cost $120,566,049)		99,701,904

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $20,918)	20,918	20,918
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $120,586,967)		99,722,822
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.36%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,334,713	2,334,713
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,003,548	6,003,548
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,338,261)		8,338,261
TOTAL INVESTMENTS IN SECURITIES-108.38% (Cost $128,925,228)		108,061,083
OTHER ASSETS LESS LIABILITIES-(8.38)%		(8,357,564)
NET ASSETS-100.00%		$99,703,519

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,012,045	$(991,127)	$-	$-	$20,918	$399
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (RSPR)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$2,274,652	$20,503,134	$(20,443,073)	$-	$-	$2,334,713	$25,683*
Invesco Private Prime Fund	5,849,106	47,204,274	(47,049,907)	-	75	6,003,548	69,363*
Total	$8,123,758	$68,719,453	$(68,484,107)	$-	$75	$8,359,179	$95,445

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RSPT)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communications Equipment-7.21%
Arista Networks, Inc.(b)	279,266	$43,311,364
Cisco Systems, Inc.	913,993	47,564,195
F5, Inc.(b)	309,208	48,929,074
Juniper Networks, Inc.	1,503,406	41,794,687
Motorola Solutions, Inc.	163,257	46,794,354
		228,393,674
Electronic Equipment, Instruments & Components-12.27%
Amphenol Corp., Class A	580,168	51,234,636
CDW Corp.	266,317	49,819,921
Corning, Inc.	1,384,642	46,994,750
Keysight Technologies, Inc.(b)	280,914	45,249,627
TE Connectivity Ltd.	354,591	50,880,263
Teledyne Technologies, Inc.(b)	115,791	44,525,113
Trimble, Inc.(b)	905,753	48,729,511
Zebra Technologies Corp., Class A(b)	165,245	50,888,850
		388,322,671
IT Services-11.95%
Accenture PLC, Class A(c)	147,022	46,510,410
Akamai Technologies, Inc.(b)	490,785	46,379,182
Cognizant Technology Solutions Corp., Class A	731,474	48,299,228
DXC Technology Co.(b)	1,737,682	48,046,907
EPAM Systems, Inc.(b)	214,756	50,856,368
Gartner, Inc.(b)	131,717	46,573,814
International Business Machines Corp.	335,465	48,367,344
VeriSign, Inc.(b)	205,390	43,327,021
		378,360,274
Semiconductors & Semiconductor Equipment-32.87%
Advanced Micro Devices, Inc.(b)	363,336	41,565,638
Analog Devices, Inc.	248,748	49,632,688
Applied Materials, Inc.	333,469	50,550,566
Broadcom, Inc.	56,459	50,736,880
Enphase Energy, Inc.(b)	259,979	39,472,612
First Solar, Inc.(b)	236,381	49,025,419
Intel Corp.	1,448,228	51,803,116
KLA Corp.	97,508	50,114,237
Lam Research Corp.	74,842	53,773,229
Microchip Technology, Inc.(c)	566,863	53,251,110
Micron Technology, Inc.	693,702	49,523,386
Monolithic Power Systems, Inc.	90,424	50,591,324
NVIDIA Corp.	117,078	54,709,379
NXP Semiconductors N.V. (China)	245,358	54,709,927
ON Semiconductor Corp.(b)	509,865	54,937,954
Qorvo, Inc.(b)	461,454	50,769,169
QUALCOMM, Inc.	381,077	50,366,947
Skyworks Solutions, Inc.	434,359	49,677,639
SolarEdge Technologies, Inc.(b)(c)	160,777	38,821,214
Teradyne, Inc.(c)	432,209	48,813,684
Texas Instruments, Inc.	266,082	47,894,760
		1,040,740,878
Software-26.36%
Adobe, Inc.(b)	99,957	54,593,515
	Shares	Value
Software-(continued)
ANSYS, Inc.(b)	139,441	$47,702,766
Autodesk, Inc.(b)	225,357	47,773,430
Cadence Design Systems, Inc.(b)	197,954	46,323,216
Fair Isaac Corp.(b)	58,612	49,115,098
Fortinet, Inc.(b)	667,403	51,870,561
Gen Digital, Inc.	2,547,014	49,539,422
Intuit, Inc.	105,176	53,818,559
Microsoft Corp.	138,927	46,668,358
Oracle Corp.	413,172	48,436,154
Palo Alto Networks, Inc.(b)(c)	206,205	51,543,002
PTC, Inc.(b)	327,559	47,761,378
Roper Technologies, Inc.	100,446	49,524,900
Salesforce, Inc.(b)	210,809	47,434,133
ServiceNow, Inc.(b)	84,997	49,553,251
Synopsys, Inc.(b)	103,444	46,735,999
Tyler Technologies, Inc.(b)	116,784	46,320,038
		834,713,780
Technology Hardware, Storage & Peripherals-9.35%
Apple, Inc.	250,853	49,280,072
Hewlett Packard Enterprise Co.	2,874,497	49,958,758
HP, Inc.	1,523,077	50,002,618
NetApp, Inc.	651,109	50,793,013
Seagate Technology Holdings PLC(c)	745,422	47,334,297
Western Digital Corp.(b)	1,140,981	48,560,151
		295,928,909
Total Common Stocks & Other Equity Interests (Cost $2,783,825,229)		3,166,460,186

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $266,587)	266,587	266,587
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $2,784,091,816)		3,166,726,773
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.63%
Invesco Private Government Fund, 5.24%(d)(e)(f)	23,389,792	23,389,792
Invesco Private Prime Fund, 5.38%(d)(e)(f)	60,128,529	60,128,529
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,513,944)		83,518,321
TOTAL INVESTMENTS IN SECURITIES-102.65% (Cost $2,867,605,760)		3,250,245,094
OTHER ASSETS LESS LIABILITIES-(2.65)%		(84,050,983)
NET ASSETS-100.00%		$3,166,194,111
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RSPT)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,549,245	$3,140,410	$(4,423,068)	$-	$-	$266,587	$2,936
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,707,142	130,688,217	(137,005,567)	-	-	23,389,792	279,145*
Invesco Private Prime Fund	76,389,794	250,430,940	(266,691,976)	7,611	(7,840)	60,128,529	738,763*
Total	$107,646,181	$384,259,567	$(408,120,611)	$7,611	$(7,840)	$83,784,908	$1,020,844

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RSPU)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Electric Utilities-56.67%
Alliant Energy Corp.	213,783	$11,488,698
American Electric Power Co., Inc.	135,997	11,524,386
Constellation Energy Corp.(b)	121,682	11,760,565
Duke Energy Corp.	124,039	11,612,531
Edison International	168,048	12,092,734
Entergy Corp.	111,910	11,493,157
Evergy, Inc.	191,104	11,460,507
Eversource Energy	161,709	11,696,412
Exelon Corp.	283,916	11,884,724
FirstEnergy Corp.	294,745	11,610,006
NextEra Energy, Inc.	153,624	11,260,639
NRG Energy, Inc.	333,919	12,685,583
PG&E Corp.(c)	674,161	11,871,975
Pinnacle West Capital Corp.	140,855	11,665,611
PPL Corp.	423,281	11,652,926
Southern Co. (The)	159,310	11,524,485
Xcel Energy, Inc.	178,913	11,223,213
		198,508,152
Gas Utilities-3.36%
Atmos Energy Corp.(b)	96,759	11,776,538
Independent Power and Renewable Electricity Producers-3.50%
AES Corp. (The)	566,613	12,255,839
Multi-Utilities-33.03%
Ameren Corp.	136,224	11,670,310
CenterPoint Energy, Inc.	393,100	11,828,379
CMS Energy Corp.	187,061	11,423,815
Consolidated Edison, Inc.	121,438	11,519,609
Dominion Energy, Inc.	214,342	11,478,014
DTE Energy Co.	102,125	11,672,888
NiSource, Inc.	420,072	11,694,805
Public Service Enterprise Group, Inc.	182,902	11,544,774
Sempra	77,050	11,481,991
WEC Energy Group, Inc.	126,583	11,374,748
		115,689,333
	Shares	Value
Water Utilities-3.27%
American Water Works Co., Inc.	77,603	$11,441,010
Total Common Stocks & Other Equity Interests (Cost $365,154,348)		349,670,872

Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $173,651)	173,651	173,651
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.88% (Cost $365,327,999)		349,844,523
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.06%
Invesco Private Government Fund, 5.24%(d)(e)(f)	56,179	56,179
Invesco Private Prime Fund, 5.38%(d)(e)(f)	144,876	144,876
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $201,055)		201,055
TOTAL INVESTMENTS IN SECURITIES-99.94% (Cost $365,529,054)		350,045,578
OTHER ASSETS LESS LIABILITIES-0.06%		223,531
NET ASSETS-100.00%		$350,269,109
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,296,046	$(2,122,395)	$-	$-	$173,651	$618
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,960,965	50,054,090	(55,958,876)	-	-	56,179	29,374*
Invesco Private Prime Fund	15,328,610	115,607,383	(130,791,604)	-	487	144,876	83,825*
Total	$21,289,575	$167,957,519	$(188,872,875)	$-	$487	$374,706	$113,817

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Utilities ETF (RSPU)—(continued)
July 31, 2023
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-2.45%
Cable One, Inc.(b)	817	$591,459
Frontier Communications Parent, Inc.(b)(c)	32,678	595,066
Iridium Communications, Inc.	8,662	455,188
New York Times Co. (The), Class A(b)	14,856	605,531
Nexstar Media Group, Inc., Class A	3,298	615,803
TEGNA, Inc.	33,625	568,263
TripAdvisor, Inc.(c)	33,136	617,986
World Wrestling Entertainment, Inc., Class A(b)	5,543	582,015
Ziff Davis, Inc.(b)(c)	8,291	601,263
ZoomInfo Technologies, Inc., Class A(b)(c)	20,909	534,643
		5,767,217
Consumer Discretionary-15.94%
Adient PLC(c)	14,539	618,780
Aramark(b)	13,577	548,103
Autoliv, Inc. (Sweden)	6,244	630,207
AutoNation, Inc.(c)	3,861	621,544
Boyd Gaming Corp.	7,991	545,945
Brunswick Corp.	6,485	559,720
Capri Holdings Ltd.(c)	14,790	545,899
Carter’s, Inc.(b)	8,154	611,632
Choice Hotels International, Inc.(b)	4,671	610,733
Churchill Downs, Inc.	3,922	454,364
Columbia Sportswear Co.(b)	7,111	558,996
Crocs, Inc.(c)	4,708	510,112
Deckers Outdoor Corp.(c)	1,129	613,826
Dick’s Sporting Goods, Inc.(b)	4,025	567,525
Five Below, Inc.(c)	2,955	615,645
Foot Locker, Inc.	21,160	568,569
Fox Factory Holding Corp.(b)(c)	5,865	656,294
GameStop Corp., Class A(b)(c)	24,111	535,264
Gap, Inc. (The)	56,904	586,111
Gentex Corp.	19,812	665,287
Goodyear Tire & Rubber Co. (The)(b)(c)	42,521	683,738
Graham Holdings Co., Class B	955	560,346
Grand Canyon Education, Inc.(c)	5,168	560,986
H&R Block, Inc.(b)	17,218	578,697
Harley-Davidson, Inc.	16,208	625,791
Helen of Troy Ltd.(b)(c)	5,507	778,139
Hilton Grand Vacations, Inc.(b)(c)	11,891	552,932
KB Home	11,217	605,382
Kohl’s Corp.(b)	24,794	705,389
Lear Corp.	3,961	613,004
Leggett & Platt, Inc.(b)	17,247	504,647
Light & Wonder, Inc.(c)	8,325	585,248
Lithia Motors, Inc., Class A	2,154	668,882
Macy’s, Inc.	34,929	579,472
Marriott Vacations Worldwide Corp.	4,220	542,312
Mattel, Inc.(b)(c)	29,927	637,445
Murphy USA, Inc.	1,926	591,340
Nordstrom, Inc.(b)	27,713	640,447
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	8,835	643,895
Papa John’s International, Inc.(b)	7,740	640,098
Penn Entertainment, Inc.(b)(c)	20,872	548,725
Planet Fitness, Inc., Class A(b)(c)	8,135	549,438
Polaris, Inc.(b)	4,684	636,275
PVH Corp.	6,647	595,837
RH(b)(c)	2,063	800,795
Service Corp. International	8,529	568,458
Skechers U.S.A., Inc., Class A(c)	10,166	565,026
Taylor Morrison Home Corp., Class A(c)	11,708	566,901
Tempur Sealy International, Inc.	14,495	646,912
	Shares	Value
Consumer Discretionary-(continued)
Texas Roadhouse, Inc.	5,054	$563,774
Thor Industries, Inc.(b)	5,859	676,656
Toll Brothers, Inc.	7,368	591,871
TopBuild Corp.(c)	2,396	656,336
Topgolf Callaway Brands Corp.(b)(c)	27,843	556,025
Travel + Leisure Co.	13,374	544,723
Under Armour, Inc., Class A(c)	38,215	308,013
Under Armour, Inc., Class C(b)(c)	38,396	284,898
Valvoline, Inc.	14,719	558,880
Visteon Corp.(c)	3,671	565,664
Wendy’s Co. (The)(b)	24,610	528,869
Williams-Sonoma, Inc.(b)	4,364	605,025
Wingstop, Inc.	2,902	489,219
Wyndham Hotels & Resorts, Inc.	7,633	594,763
YETI Holdings, Inc.(b)(c)	15,231	648,841
		37,574,670
Consumer Staples-4.42%
BellRing Brands, Inc.(c)	15,269	548,921
BJ’s Wholesale Club Holdings, Inc.(c)	8,772	581,671
Boston Beer Co., Inc. (The), Class A(c)	1,670	620,305
Casey’s General Stores, Inc.	2,505	632,913
Celsius Holdings, Inc.(b)(c)	3,932	568,960
Coca-Cola Consolidated, Inc.	815	516,229
Coty, Inc., Class A(c)	46,317	557,657
Darling Ingredients, Inc.(c)	8,670	600,397
Energizer Holdings, Inc.(b)	16,517	589,657
Flowers Foods, Inc.	21,769	537,912
Grocery Outlet Holding Corp.(b)(c)	19,577	654,851
Ingredion, Inc.	5,125	570,207
Lancaster Colony Corp.	2,755	530,696
Performance Food Group Co.(c)	9,908	592,102
Pilgrim’s Pride Corp.(c)	24,239	600,400
Post Holdings, Inc.(c)	6,265	534,405
Sprouts Farmers Market, Inc.(b)(c)	16,128	633,024
US Foods Holding Corp.(c)	13,136	561,301
		10,431,608
Energy-4.59%
Antero Midstream Corp.(b)	50,361	601,310
Antero Resources Corp.(c)	25,657	686,325
ChampionX Corp.(b)	19,661	699,932
Chord Energy Corp.	3,621	567,918
CNX Resources Corp.(b)(c)	32,444	661,858
DT Midstream, Inc.	11,200	599,424
Equitrans Midstream Corp.	59,377	615,740
HF Sinclair Corp.	11,934	621,642
Matador Resources Co.	10,759	598,523
Murphy Oil Corp.	14,232	615,819
NOV, Inc.	35,323	709,286
Ovintiv, Inc.(b)	14,491	667,890
PBF Energy, Inc., Class A	13,121	622,460
PDC Energy, Inc.	7,605	577,143
Range Resources Corp.	19,196	603,330
Southwestern Energy Co.(c)	103,976	673,764
Valaris Ltd.(b)(c)	9,069	696,499
		10,818,863
Financials-14.74%
Affiliated Managers Group, Inc.	3,697	512,552
American Financial Group, Inc.	4,711	572,905
Annaly Capital Management, Inc.	27,342	549,301
Associated Banc-Corp(b)	32,283	611,763
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Financials-(continued)
Bank OZK(b)	13,782	$602,687
Brighthouse Financial, Inc.(c)	12,320	642,242
Cadence Bank(b)	26,502	663,875
Cathay General Bancorp	15,979	607,841
CNO Financial Group, Inc.(b)	23,332	600,099
Columbia Banking System, Inc.	23,849	533,025
Commerce Bancshares, Inc.	10,718	569,983
Cullen/Frost Bankers, Inc.	4,989	541,706
East West Bancorp, Inc.	10,369	645,056
Essent Group Ltd.	11,731	581,858
Euronet Worldwide, Inc.(c)	4,893	429,948
Evercore, Inc., Class A	4,536	612,632
F.N.B. Corp.	45,884	586,856
Federated Hermes, Inc., Class B	14,488	490,129
First American Financial Corp.	9,723	616,244
First Financial Bankshares, Inc.(b)	18,764	611,519
First Horizon Corp.	46,701	636,535
FirstCash Holdings, Inc.	5,662	539,475
Glacier Bancorp, Inc.(b)	15,872	519,014
Hancock Whitney Corp.	13,174	579,788
Hanover Insurance Group, Inc. (The)	4,729	536,647
Home BancShares, Inc.(b)	23,387	568,538
Interactive Brokers Group, Inc., Class A(b)	6,861	599,171
International Bancshares Corp.	11,453	568,527
Janus Henderson Group PLC(b)	19,404	569,507
Jefferies Financial Group, Inc.(b)	17,223	633,634
Kemper Corp.	11,958	609,499
Kinsale Capital Group, Inc.	1,532	570,869
MGIC Investment Corp.	34,505	577,614
New York Community Bancorp, Inc.	49,941	692,682
Old National Bancorp(b)	39,923	679,889
Old Republic International Corp.	21,599	595,484
Pinnacle Financial Partners, Inc.	9,876	749,588
Primerica, Inc.	2,832	602,366
Prosperity Bancshares, Inc.(b)	8,978	568,487
Reinsurance Group of America, Inc.	3,785	531,225
RenaissanceRe Holdings Ltd. (Bermuda)	2,833	529,091
RLI Corp.	4,188	558,721
SEI Investments Co.	9,286	584,925
Selective Insurance Group, Inc.	5,475	564,965
SLM Corp.	32,336	523,196
South State Corp.	7,746	601,632
Starwood Property Trust, Inc.(b)	28,827	597,872
Stifel Financial Corp.	9,313	591,748
Synovus Financial Corp.	17,672	599,081
Texas Capital Bancshares, Inc.(c)	10,468	668,382
UMB Financial Corp.	8,327	591,217
United Bankshares, Inc.(b)	16,610	555,438
Unum Group	12,012	583,903
Valley National Bancorp(b)	65,336	670,347
Voya Financial, Inc.(b)	7,627	566,381
Webster Financial Corp.	14,116	667,969
Western Union Co. (The)	46,353	564,580
WEX, Inc.(c)	3,026	572,973
Wintrust Financial Corp.	7,777	656,068
		34,759,249
Health Care-9.81%
Acadia Healthcare Co., Inc.(c)	8,002	632,398
Amedisys, Inc.(b)(c)	5,958	541,225
Arrowhead Pharmaceuticals, Inc.(b)(c)	15,477	534,266
Azenta, Inc.(b)(c)	12,122	569,491
Bruker Corp.	7,303	501,862
	Shares	Value
Health Care-(continued)
Chemed Corp.	1,023	$533,075
Doximity, Inc., Class A(b)(c)	17,277	617,307
Encompass Health Corp.	8,664	572,084
Enovis Corp.(c)	9,558	610,756
Envista Holdings Corp.(b)(c)	17,198	591,783
Exelixis, Inc.(c)	28,489	561,518
Globus Medical, Inc., Class A(b)(c)	9,822	591,972
Haemonetics Corp.(c)	6,205	572,349
Halozyme Therapeutics, Inc.(c)	16,107	691,957
HealthEquity, Inc.(b)(c)	8,436	573,142
ICU Medical, Inc.(b)(c)	2,903	517,256
Inari Medical, Inc.(b)(c)	9,108	519,794
Integra LifeSciences Holdings Corp.(b)(c)	13,459	611,981
Jazz Pharmaceuticals PLC(c)	4,297	560,415
Lantheus Holdings, Inc.(c)	6,369	550,855
LivaNova PLC(c)	11,522	673,461
Masimo Corp.(c)	3,496	427,561
Medpace Holdings, Inc.(c)	2,639	668,116
Neogen Corp.(b)(c)	29,457	683,108
Neurocrine Biosciences, Inc.(c)	5,864	597,483
Omnicell, Inc.(b)(c)	7,580	478,677
Option Care Health, Inc.(c)	17,851	603,007
Patterson Cos., Inc.	19,852	652,932
Penumbra, Inc.(c)	1,696	514,499
Perrigo Co. PLC	16,375	599,980
Progyny, Inc.(c)	13,571	566,725
QuidelOrtho Corp.(c)	6,454	563,821
R1 RCM, Inc.(b)(c)	32,587	563,103
Repligen Corp.(b)(c)	3,380	579,873
Shockwave Medical, Inc.(c)	1,891	492,795
Sotera Health Co.(b)(c)	37,437	710,554
STAAR Surgical Co.(b)(c)	10,679	584,889
Syneos Health, Inc.(c)	13,130	556,843
Tenet Healthcare Corp.(c)	7,506	560,923
United Therapeutics Corp.(c)	2,400	582,528
		23,116,364
Industrials-19.22%
Acuity Brands, Inc.(b)	3,425	565,947
Advanced Drainage Systems, Inc.	5,178	631,664
AECOM	6,537	568,719
AGCO Corp.	4,454	592,827
ASGN, Inc.(c)	7,533	574,919
Avis Budget Group, Inc.(c)	2,822	621,658
Brink’s Co. (The)	7,626	556,393
Builders FirstSource, Inc.(c)	4,479	646,902
BWX Technologies, Inc.	8,428	581,532
CACI International, Inc., Class A(c)	1,725	604,509
Carlisle Cos., Inc.	2,342	649,202
Chart Industries, Inc.(b)(c)	4,164	758,514
Clean Harbors, Inc.(c)	3,496	581,245
Concentrix Corp.(b)	6,547	544,972
Crane Co.	6,772	634,469
Curtiss-Wright Corp.	3,152	603,167
Donaldson Co., Inc.	9,116	572,758
EMCOR Group, Inc.	3,140	675,226
EnerSys	5,252	568,897
Esab Corp.(b)	8,454	580,790
ExlService Holdings, Inc.(c)	3,568	502,910
Exponent, Inc.	5,687	509,441
Flowserve Corp.	15,091	569,836
Fluor Corp.(b)(c)	18,787	582,021
Fortune Brands Innovations, Inc.(b)	8,326	591,729

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
FTI Consulting, Inc.(b)(c)	2,870	$502,709
GATX Corp.(b)	4,380	549,077
Genpact Ltd.	14,549	525,073
Graco, Inc.	6,631	526,037
GXO Logistics, Inc.(b)(c)	9,070	608,325
Hertz Global Holdings, Inc.(b)(c)	31,676	533,741
Hexcel Corp.	7,468	527,838
Hubbell, Inc.	1,779	555,048
Insperity, Inc.	4,299	505,777
ITT, Inc.	6,367	634,153
JetBlue Airways Corp.(c)	73,214	568,873
KBR, Inc.	8,616	529,798
Kirby Corp.(c)	7,288	593,826
Knight-Swift Transportation Holdings, Inc.	9,821	596,626
Landstar System, Inc.	2,923	595,094
Lennox International, Inc.(b)	1,798	660,657
Lincoln Electric Holdings, Inc.	2,879	577,844
ManpowerGroup, Inc.	7,155	564,386
MasTec, Inc.(c)	4,971	585,335
Maximus, Inc.	6,484	543,100
MDU Resources Group, Inc.	26,260	580,871
Mercury Systems, Inc.(b)(c)	12,761	484,663
Middleby Corp. (The)(b)(c)	3,886	590,089
MSA Safety, Inc.	3,542	587,972
MSC Industrial Direct Co., Inc., Class A(b)	5,736	578,877
nVent Electric PLC	11,518	609,072
Oshkosh Corp.	6,583	606,097
Owens Corning	4,636	648,994
Paylocity Holding Corp.(c)	2,996	679,643
Regal Rexnord Corp.	3,760	587,237
Ryder System, Inc.	6,723	686,754
Saia, Inc.(c)	1,846	781,116
Science Applications International Corp.	5,175	627,935
Simpson Manufacturing Co., Inc.	4,230	668,340
Stericycle, Inc.(c)	12,087	513,577
Sunrun, Inc.(b)(c)	29,177	553,780
Terex Corp.	10,027	587,883
Tetra Tech, Inc.	3,482	589,189
Timken Co. (The)	6,621	614,826
Toro Co. (The)	5,658	575,136
Trex Co., Inc.(c)	9,458	653,926
UFP Industries, Inc.	6,195	636,598
Univar Solutions, Inc.(c)	15,313	553,412
Valmont Industries, Inc.	1,972	522,087
Vicor Corp.(b)(c)	9,525	878,872
Watsco, Inc.(b)	1,549	585,816
Watts Water Technologies, Inc., Class A	3,149	587,383
Werner Enterprises, Inc.	12,494	587,468
WESCO International, Inc.	3,530	619,762
Woodward, Inc.	4,894	589,140
XPO, Inc.(c)	11,268	780,196
		45,300,275
Information Technology-10.57%
ACI Worldwide, Inc.(c)	23,231	538,727
Allegro MicroSystems, Inc. (Japan)(b)(c)	14,083	726,824
Amkor Technology, Inc.	21,130	614,672
Arrow Electronics, Inc.(c)	4,068	579,853
Aspen Technology, Inc.(b)(c)	3,332	594,762
Avnet, Inc.	11,740	569,390
Belden, Inc.	5,914	571,529
Blackbaud, Inc.(c)	7,497	565,649
Calix, Inc.(c)	10,612	478,707
	Shares	Value
Information Technology-(continued)
Ciena Corp.(b)(c)	13,221	$557,926
Cirrus Logic, Inc.(b)(c)	7,124	575,619
Cognex Corp.	9,893	540,356
Coherent Corp.(b)(c)	14,063	666,024
CommVault Systems, Inc.(c)	7,704	600,373
Crane NXT Co.	9,737	575,943
Dropbox, Inc., Class A(c)	22,791	614,217
Dynatrace, Inc.(c)	10,727	586,660
Envestnet, Inc.(b)(c)	10,094	625,626
IPG Photonics Corp.(b)(c)	4,918	646,471
Jabil, Inc.	5,776	639,230
Kyndryl Holdings, Inc.(c)	43,994	600,958
Lattice Semiconductor Corp.(c)	6,783	616,846
Littelfuse, Inc.	2,040	621,384
Lumentum Holdings, Inc.(b)(c)	10,708	560,671
MACOM Technology Solutions Holdings, Inc.(c)	9,136	638,789
Manhattan Associates, Inc.(c)	2,946	561,566
MKS Instruments, Inc.	5,427	592,466
National Instruments Corp.	9,496	560,264
NCR Corp.(c)	21,761	584,936
Novanta, Inc.(b)(c)	3,256	575,986
Power Integrations, Inc.(b)	5,916	574,680
Qualys, Inc.(b)(c)	4,265	591,982
Silicon Laboratories, Inc.(b)(c)	3,628	541,080
Super Micro Computer, Inc.(b)(c)	2,082	687,622
Synaptics, Inc.(c)	6,711	606,070
TD SYNNEX Corp.	5,887	581,106
Teradata Corp.(c)	11,139	633,252
Universal Display Corp.(b)	3,815	556,532
Vishay Intertechnology, Inc.	20,039	564,098
Vontier Corp.	17,787	550,152
Wolfspeed, Inc.(b)(c)	10,304	679,034
Xerox Holdings Corp.	36,242	579,147
		24,927,179
Materials-7.26%
Alcoa Corp.(b)	15,532	562,103
AptarGroup, Inc.	4,760	578,150
Ashland, Inc.	6,340	579,222
Avient Corp.	13,928	564,502
Axalta Coating Systems Ltd.(c)	17,343	554,976
Berry Global Group, Inc.(b)	8,923	585,081
Cabot Corp.	7,451	529,021
Chemours Co. (The)	17,064	631,027
Cleveland-Cliffs, Inc.(c)	34,187	603,401
Commercial Metals Co.	11,738	671,648
Crown Holdings, Inc.	6,523	605,074
Eagle Materials, Inc.	3,282	605,102
Graphic Packaging Holding Co.	20,621	499,028
Greif, Inc., Class A	7,654	566,166
Knife River Corp.(b)(c)	12,534	544,853
Louisiana-Pacific Corp.	8,600	654,718
MP Materials Corp.(b)(c)	25,022	596,775
NewMarket Corp.	1,354	611,602
Olin Corp.	10,622	612,677
Reliance Steel & Aluminum Co.	2,219	649,856
Royal Gold, Inc.	4,599	552,524
RPM International, Inc.(b)	6,603	682,156
Scotts Miracle-Gro Co. (The)(b)	8,896	623,076
Sensient Technologies Corp.	7,235	463,329
Silgan Holdings, Inc.	11,664	511,466
Sonoco Products Co.	8,689	509,523
United States Steel Corp.	24,478	624,189

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Westlake Corp.(b)	4,914	$675,675
Worthington Industries, Inc.	8,959	668,521
		17,115,441
Real Estate-7.34%
Agree Realty Corp.	8,369	542,144
Apartment Income REIT Corp.	14,883	514,059
Brixmor Property Group, Inc.	25,480	579,415
Corporate Office Properties Trust(b)	22,765	591,890
Cousins Properties, Inc.	25,363	619,618
CubeSmart(b)	12,350	535,496
EastGroup Properties, Inc.	3,220	570,520
EPR Properties	12,063	538,492
Equity LifeStyle Properties, Inc.(b)	7,889	561,539
Extra Space Storage, Inc.	1	113
First Industrial Realty Trust, Inc.	10,645	550,347
Healthcare Realty Trust, Inc.(b)	27,751	541,977
Highwoods Properties, Inc.(b)	24,248	612,747
Independence Realty Trust, Inc.(b)	29,833	508,354
Jones Lang LaSalle, Inc.(b)(c)	3,579	596,083
Kilroy Realty Corp.	18,274	652,382
Kite Realty Group Trust	26,056	596,161
Lamar Advertising Co., Class A	5,890	581,343
Medical Properties Trust, Inc.(b)	59,515	600,506
National Storage Affiliates Trust(b)	14,946	505,025
NNN REIT, Inc.	12,638	539,390
Omega Healthcare Investors, Inc.	17,583	560,898
Park Hotels & Resorts, Inc.	39,329	536,054
Physicians Realty Trust(b)	38,194	562,980
PotlatchDeltic Corp.(b)	11,387	610,685
Rayonier, Inc.(b)	18,194	602,585
Rexford Industrial Realty, Inc.	10,646	586,488
Sabra Health Care REIT, Inc.	46,664	606,165
Spirit Realty Capital, Inc.	13,658	550,827
STAG Industrial, Inc.	15,164	550,453
Vornado Realty Trust(b)	35,448	796,871
		17,301,607
Utilities-3.60%
ALLETE, Inc.	8,909	511,644
Black Hills Corp.	8,631	520,708
Essential Utilities, Inc.	13,144	555,860
Hawaiian Electric Industries, Inc.	14,445	554,544
	Shares	Value
Utilities-(continued)
IDACORP, Inc.	5,178	$532,402
National Fuel Gas Co.(b)	10,407	552,716
New Jersey Resources Corp.	10,971	490,404
NorthWestern Corp.	9,246	522,122
OGE Energy Corp.	15,091	545,540
ONE Gas, Inc.(b)	6,656	526,689
Ormat Technologies, Inc.(b)	6,415	521,539
PNM Resources, Inc.(b)	11,815	529,548
Portland General Electric Co.	11,050	526,753
Southwest Gas Holdings, Inc.(b)	8,778	578,821
Spire, Inc.(b)	8,269	525,660
UGI Corp.	18,615	502,419
		8,497,369
Total Common Stocks & Other Equity Interests (Cost $207,839,687)		235,609,842
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $135,754)	135,754	135,754
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $207,975,441)		235,745,596
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-22.81%
Invesco Private Government Fund, 5.24%(d)(e)(f)	15,055,534	15,055,534
Invesco Private Prime Fund, 5.38%(d)(e)(f)	38,714,229	38,714,229
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $53,767,375)		53,769,763
TOTAL INVESTMENTS IN SECURITIES-122.80% (Cost $261,742,816)		289,515,359
OTHER ASSETS LESS LIABILITIES-(22.80)%		(53,763,228)
NET ASSETS-100.00%		$235,752,131

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,345	$701,807	$(741,398)	$-	$-	$135,754	$505
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,122,643	$32,568,251	$(30,635,360)	$-	$-	$15,055,534	$164,700*
Invesco Private Prime Fund	33,616,496	64,615,958	(59,518,716)	5,191	(4,700)	38,714,229	435,289*
Total	$46,914,484	$97,886,016	$(90,895,474)	$5,191	$(4,700)	$53,905,517	$600,494

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$44,092,205,122	$-	$-	$44,092,205,122
Money Market Funds	1,070,507	1,889,162,039	-	1,890,232,546
Total Investments	$44,093,275,629	$1,889,162,039	$-	$45,982,437,668
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$56,297,145	$-	$-	$56,297,145
Money Market Funds	-	5,879,962	-	5,879,962
Total Investments	$56,297,145	$5,879,962	$-	$62,177,107
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$532,714,346	$-	$-	$532,714,346
Money Market Funds	116,133	59,635,011	-	59,751,144
Total Investments	$532,830,479	$59,635,011	$-	$592,465,490
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$736,306,690	$-	$-	$736,306,690
Money Market Funds	170,009	25,535,711	-	25,705,720
Total Investments	$736,476,699	$25,535,711	$-	$762,012,410
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$544,815,935	$-	$-	$544,815,935
Money Market Funds	254,859	22,546,749	-	22,801,608
Total Investments	$545,070,794	$22,546,749	$-	$567,617,543

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$282,004,093	$-	$-	$282,004,093
Money Market Funds	65,622	7,041,417	-	7,107,039
Total Investments	$282,069,715	$7,041,417	$-	$289,111,132
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,015,732,918	$-	$-	$1,015,732,918
Money Market Funds	-	3,360,451	-	3,360,451
Total Investments	$1,015,732,918	$3,360,451	$-	$1,019,093,369
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$558,396,732	$-	$-	$558,396,732
Money Market Funds	29,564	9,623,401	-	9,652,965
Total Investments	$558,426,296	$9,623,401	$-	$568,049,697
Invesco S&P 500® Equal Weight Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$324,945,875	$-	$-	$324,945,875
Money Market Funds	96,647	13,120,963	-	13,217,610
Total Investments	$325,042,522	$13,120,963	$-	$338,163,485
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$99,701,904	$-	$-	$99,701,904
Money Market Funds	20,918	8,338,261	-	8,359,179
Total Investments	$99,722,822	$8,338,261	$-	$108,061,083
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,166,460,186	$-	$-	$3,166,460,186
Money Market Funds	266,587	83,518,321	-	83,784,908
Total Investments	$3,166,726,773	$83,518,321	$-	$3,250,245,094
Invesco S&P 500® Equal Weight Utilities ETF
Investments in Securities
Common Stocks & Other Equity Interests	$349,670,872	$-	$-	$349,670,872
Money Market Funds	173,651	201,055	-	374,706
Total Investments	$349,844,523	$201,055	$-	$350,045,578
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$235,609,842	$-	$-	$235,609,842
Money Market Funds	135,754	53,769,763	-	53,905,517
Total Investments	$235,745,596	$53,769,763	$-	$289,515,359